Biocon Acquisition - Schedule of Business Acquisition, Pro Forma Information (Details) - Biocon Acquisition [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 1,170	$ 6,412	$ 4,236
Net loss attributable to Nephros, Inc	$ (1,389)	$ (3,158)	$ (855)